Operating profit/(loss) (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of Detailed Information About Profit (Loss) from Operating Activities
Operating profit is stated after charging:

		Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	Note	€m	€m	€m
Staff costs	8	340.6	340.2	308.6
Depreciation of property, plant and equipment	12	63.4	59.8	59.7
Impairment of property, plant and equipment	12	—	—	0.1
Impairment of software and brands	13	1.7	—	—
Amortization of software and brands	13	8.2	7.8	8.6
Operating lease charges		6.1	3.0	4.5
Exchange losses/(gains)		27.0	(2.8)	(14.6)
Research & development expenditure		19.2	17.6	18.9
Inventories recognized as an expense within cost of goods sold		1,694.3	1,627.9	1,536.0